INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

The Company’s inventories are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	3,342,833	5,299,211
Work-in-progress	1,949,539	2,124,282
Finished goods	7,217,050	7,061,335
Total	12,509,422	14,484,828